INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

14.	INCOME TAX EXPENSE

Cayman Islands and British Virgin Islands

The Company and its subsidiaries, Plutus IH Group and Plutus IH Int’l are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company, Plutus IH Group and Plutus IH Int’l do not accrue income taxes.

Hong Kong

Under the Inland Revenue Ordinance of Hong Kong, only profits arising in or derived from Hong Kong are chargeable to Hong Kong profits tax, whereas the residence of a taxpayer is not relevant. Therefore, the Company’s operating subsidiaries, namely Plutus Securities and Plutus AM, are generally subject to Hong Kong income tax on its taxable income derived from the trade or businesses carried out by them at the income tax rates ranging from 8.25% to 16.5% on the assessable income arising in Hong Kong during its tax year.

For the years ended December 31, 2024 and 2025, Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD2 million of assessable profits is 8.25% and assessable profits above HKD2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Since the application of the two-tiered rates is restricted to only one enterprise nominated among connected entities, only one subsidiary is subject to the concessionary tax rate.

The income tax (benefits) expenses consist of the following components:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000
Current tax	733	18	-	-
Overprovision in prior years	-	(149)	-	-
Deferred tax	(1,791)	(982)	3,087	397
Total	(1,058)	(1,113)	3,087	397

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000
Loss before income taxes	(7,072)	(6,636)	(36,266)	(4,662)
Tax at Hong Kong statutory tax rate of 16.5%	(1,167)	(1,095)	(5,984)	(769)
Reconciling items:
Effect of tax-exempt for the Company and its subsidiaries incorporated in Cayman Islands and British Virgin Islands	33	35	3,143	404
Adjustments in respect of current tax of previous years	-	(149)	-	-
Tax effect of Hong Kong concessionary tax rate	(165)	(12)	-	-
Tax effect of temporary difference	(13)	-	-	-
Change in valuation allowance	-	-	5,822	748
Tax effect of non-taxable income	(39)	(98)	(44)	(6)
Tax effect of deductible expense	293	206	6	1
Others	-	-	144	19
Income tax (benefits) expense	(1,058)	(1,113)	3,087	397

Deferred tax

Significant components of deferred tax were as follows:

	Property and equipment	Allowance for expected credit losses	Net operating loss	Right-of-use assets	Lease liabilities	Total	Total
	HKD’000	HKD’000	HKD’000	HKD’000	HKD’000	HKD’000	US$’000

As of January 1, 2023	314	-	-	-	-	314	39
Recognized in statements of loss	(15)	1,806	-	-	-	1,791	231

As of December 31, 2023	299	1,806	-	-	-	2,105	270
Recognized in statements of loss	(112)	(236)	1,330	-	-	982	126

As of December 31, 2024	187	1,570	1,330	-	-	3,087	396
Recognized in statements of loss	(122)	311	2,546	166	(166)	2,735	351

Less: Valuation allowance	(65)	(1,881)	(3,876)	(166)	166	(5,822)	(747)

As of December 31, 2025	-	-	-	-	-	-	-

Management evaluated the recoverability of deferred tax assets to the extent that future taxable income, including the reversal of taxable temporary differences and forecasted earnings, given that tax losses in Hong Kong can be carried forward indefinitely.